Grant Park Managed Futures Strategy Fund
FUND SUMMARY
Investment Objectives:
The Fund seeks income and capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of ClassA shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 25 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Grant Park Managed Futures Strategy Fund	Class A	Class C	Class I	Class N	Class W
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none	none	none
Redemption Fee as a % of amount redeemed if sold within 60 days	1.00%	1.00%	1.00%	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Grant Park Managed Futures Strategy Fund		Class A	Class C	Class I	Class N	Class W
Management Fees		1.40%	1.40%	1.40%	1.40%	1.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.25%	0.50%
Other Expenses	[1][2]	0.47%	0.47%	0.48%	0.47%	0.48%
Acquired Fund Fees and Expenses	[3]	0.09%	0.09%	0.09%	0.09%	0.09%
Total Annual Fund Operating Expenses		2.21%	2.96%	1.97%	2.21%	2.47%
Fee Waiver	[4]	(0.22%)	(0.22%)	(0.23%)	(0.22%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver		1.99%	2.74%	1.74%	1.99%	2.24%
[1]	"Other Expenses," includes the expenses of the Fund's consolidated wholly-owned subsidiary ("Subsidiary") which were consolidated with the Fund's financial statements. It does not include non-consolidated investments. More information regarding the Subsidiary and the investments made to pursue the Fund's Managed Futures strategy can be found in the "Principal Investment Strategies" section of this Prospectus.
[2]	"Other Expenses" does not include the costs associated with the Fund's total return swap ("Swap"), which is the primary way the Fund seeks exposure to managers' (which are generally commodity trading advisors ("CTAs")) trading vehicles (each, an "Underlying Fund"). The Swap is designed to replicate the aggregate returns of the trading strategies of the CTAs through a customized index. Costs associated with the Swap include any fee paid to the Fund's counterparty and the fees and expenses associated of the CTAs included in the Swap. Such costs are included in the return of the Swap and, therefore, represent an indirect cost of investing in the Fund. The Swap fees and expenses for the year ended January 31, 2014 were equal to 0.50%. The Swap's returns will be reduced and its losses increased by the costs associated with the Swap, which are the fees and expenses deducted by the counterparty in the calculation of the returns on the Swap, including the management and performance fees of the CTAs. A performance fee for one or more managers represented in the Swap may be deducted from the return of the Swap even if the aggregate returns of the Swap are negative. These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund. Generally, the management fees and performance fees of the CTAs included in the index range from 0% to 2.4% of assets and 20% to 30% of the returns, respectively. Such fees are accrued daily within the index and deducted from the Swap value quarterly.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, the costs of which are not included in the Consolidated Financial Statements. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's consolidated financial highlights because the consolidated financial statements include only the direct operating expenses incurred by the Fund and the consolidated expenses of any direct investments in the Underlying Funds, if any.
[4]	The Fund's advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least May 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the advisor)) will not exceed 1.90%, 2.65%, 1.65%, 1.90% and 2.15% of the daily average net assets attributable to each of the Class A, Class C, Class I Class N and Class W shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the advisor. A "Fee Waiver" table can be found in the "Management" section of this Prospectus.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Grant Park Managed Futures Strategy Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	765	1,207	1,673	2,957
Class C	277	895	1,538	3,265
Class I	177	596	1,041	2,277
Class N	202	670	1,165	2,527
Class W	227	748	1,295	2,789

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies:

The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

• “Managed Futures” Strategy

• “Fixed Income” Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to price trends in the commodity markets and financial (equity, interest rate and currency) markets by investing primarily in securities of (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles that are globally-oriented trading companies, including commodity pools (collectively, “Underlying Funds”) and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds. In making investment decisions for the Managed Futures strategy, the advisor may invest exclusively in any of the investments named above or the advisor may use a combination of such investments.

The Fund’s Underlying Funds provide the Fund with exposure to managers who employ a variety of managed futures trading strategies which the Fund refers to as “sub-strategies.” These sub-strategies include investing either long or short in one or a combination of: (i)options, (ii)futures, (iii)forwards, (iv)spot contracts, or (v)swaps each of which may be tied to (a)agricultural products, (b)currencies, (c)equity (stock market) indices, (d)energy resources, (e)fixed income and interest rates or (f)metals. To the extent the Fund uses swaps or structured notes under the Managed Futures strategy, the investments will generally have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the Underlying Funds and their respective sub-strategies. Managed futures sub-strategies may include investment styles that rely upon a wide variety of trading (buy or sell) signals that are generated from technical analysis systems and may result in high frequency trading. Futures may be used as substitutes for securities, currencies and commodities and for hedging. The Fund does not invest more than 25% of its assets in contracts with any one issuer. Managed Futures strategy investments will be made without restriction as to issuer capitalization, country or currency.

The Fund may access Managed Futures strategies by purchasing the securities of Underlying Funds and other issuers directly. However, in order to provide the Fund with exposure to certain Managed Futures strategies that trade non-financial commodity futures contracts within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may invest up to 25% of its total assets in an Underlying Fund and other investments that pursue such strategies through the Fund’s wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in an Underlying Fund or Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions. However, the Fund may also make Managed Futures investments outside of the Subsidiary. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis with the Fund.

To the extent the advisor is utilizing derivatives to gain exposure to managers, it is anticipated that the Fund will use a total return swap (the “Swap”), a type of derivative instrument based on a customized index (the “Index”) designed to replicate the aggregate returns of the managers selected by the advisor. The Swap is based on a notional amount agreed upon by the advisor and the counterparty. The advisor may add or remove managers from the Swap or adjust the notional exposure between the managers within the Swap. Generally, the fees and expenses of the Swap are based on the notional value. The Index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the managers. Because the Index is designed to replicate the returns of managers selected by the advisor, the performance of the Fund will depend on the ability of the managers to generate returns in excess of the costs of the Index.

The Fund’s advisor anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.

The Fixed Income strategy is designed to provide the Fund liquidity, to preserve the Fund’s capital, and to generate interest income without creating duration-related risk. The Fund will solely invest in investment grade fixed income securities that meet the following criteria: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) money market funds, certificates of deposit and time deposits issued by domestic banks, (3) participation interests in loans extended by banks to companies, (4) corporate bonds, notes, commercial paper or similar debt obligations, or (5) exchange-traded funds (“ETFs”) that each invests primarily in the preceding types of fixed income securities. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined by the advisor to be of comparable quality. The fixed income portion of the Fund’s portfolio will be invested in instruments that will mature within two years of the asset’s purchase date and which can be liquidated on demand under normal market conditions (defined as three business days), without restriction as to type of entity or capitalization of the individual securities.

The Fund’s overall investment portfolio is designed to create an investment performance profile exhibiting three key attributes:

• Performance that produces positive results over multiple years which is uncorrelated with typical portfolios of equities, fixed income investments, and hedge funds.

• Volatility similar to benchmark equity indices, e.g., S&P 500.

• Exposure to markets, investments, and trading strategies not typically available to investors.

ADVISOR’S INVESTMENT PROCESS

The advisor will pursue the Fund’s investment objective, in part, by utilizing its core investment and risk management process.

Underlying Fund selection includes extensive quantitative analysis and qualitative review to identify Underlying Fund managers whose professionalism, superior performance, operational maturity, and demonstrated transparency identify them as suitable candidates for investment by the Fund.

The advisor’s process for selecting an Underlying Fund, or including an Underlying Fund in a derivative investment designed to replicate the returns of an Underlying Fund, uses a top-down methodology that consists of several stages. Generally, the top-down due diligence process begins by:

• performing a series of quantitative, analytical measures to identify which futures strategy-related trading methodologies provide superior returns,

• determining whether an Underlying Fund and its manager (most managers are commodity trading advisors (CTAs)) would enhance the diversification and positive performance of the Fund,

• performing extensive analysis on the Underlying Fund’s trader(s), its organization, its principals, its operating methods, trading and technology systems, and record of transparent, professional conduct,

• interviewing the key principals of the manager of an Underlying Fund to understand their goals, priorities, and intentions for continuing to grow their firm for long term,

• on-site inspection of a trading company’s adherence to their established investment policies, evaluation of the trader’s operational maturity, ethical execution of trading, and financial commitment to on-going investment in their trading platforms and systems.

The advisor may employ swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions, with counterparties it believes to have acceptable credit risk, as substitutes for Underlying Funds or to execute a portion of the Managed Futures strategy.

Risk Management represents the ongoing attention to detail the advisor must exercise to ensure each Underlying Fund (trading company) is correctly established, adheres to all regulatory and legally binding requirements for operating a trading business, and to ensure the trading company maintains their operating efficiency by executing trades in approved, liquid markets and by providing the Subsidiary the quality operational and financial performance expected by regulators, the financial community, and investors.

The advisor implements this methodology to ensure the Fund, via the Subsidiary, has immediate access to Underlying Funds (trading companies) associated with industry-leading commodity trading advisors (CTAs) who have the diversification, expertise, scalability, global trading operations, and capacity to execute the managed futures component of the portfolio across the sectors previously identified.

Fixed Income selection represents the culmination of the advisor’s efforts to assure that the Fund generates income to complement capital appreciation while preserving principal and liquidity. The advisor seeks to meet these Fund goals by searching for areas of the fixed income markets that are undervalued. The identification process includes an outlook on interest rates, credit risk and other security selection techniques. The allocation to investment securities with particular characteristics; including sector, interest rate, quality or maturity; will often vary based on the advisor’s economic views which may include, but are not limited to, inflation, economic growth and Federal Reserve Board monetary policy. These factors can influence the selection of sectors for investment, as well as the average maturity of the portfolio. The advisor focuses on meeting the Fund’s interest income and principal preservation needs by selecting fixed income securities using a combination of (1)sector selection, (2)maturity management and (3)individual security selection strategies that it believes will enhance the Fund’s returns when compared to the fixed income market in general.

• Sector selection is used to rank the fixed income market by credit quality, issuer industry, security type, or other factors that offer the highest yield or expected capital appreciation within the credit risk and maturity limits of the Fund.

• Maturity management is used to reduce volatility in part by keeping the Fund’s fixed income portfolio average maturity below a maximum of seven years in an effort to reduce sensitivity to capital losses caused by rising interest rates.

• Security selection is used to identify specific securities that offer the highest yield or expected capital appreciation when compared to a peer group of securities with similar credit quality and maturity.

In implementing the Fixed Income strategy, the advisor will use quantitative and economic analysis among other forms of analysis to assess securities among issuers of different quality, sectors, industries and positions on the yield curve. The advisor generally purchases securities based on their yield or potential capital appreciation, or both; and seeks to sell them in anticipation of market declines, credit downgrades, to purchase other securities that the advisor believes may perform better, or to accommodate asset allocation decisions made by the advisor.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investment in securities and derivatives as well as the Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

• Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Counterparty Risk: The Fund’s investments in derivatives and other financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s failure or inability to perform its obligations or bankruptcy. In the event of default, the Fund could experience delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries or no recovery at all, and the value of an investment in the Fund could decline as a result. In addition, the Fund may default under an agreement with a counterparty which could adversely affect the Fund’s investing activities.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

• Derivatives Risk: The Fund’s direct and indirect use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, issuer default risk and tracking risk.

• Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

• Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade issuer may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

• Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

• Management Risk: The advisor’s judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund may also invest in Underlying Funds that are non-diversified. Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the advisor’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Structured Notes Risk: Structured notes involve leverage risk, tracking risk and issuer default risk.

• Swap Risk: Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs.

• Underlying Funds Risk: Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds. Each Underlying Fund will pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability. Underlying Funds are subject to specific risks, depending on the nature of the fund.

• Taxation Risk: By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments in the Underlying Funds or derivatives will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.

• Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Fund’s advisor believes the Fund is appropriate for investors who seek moderate risks and returns. The advisor also believes it has the expertise and experience to select Underlying Funds and other investments that may outperform asset class benchmarks.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each full calendar year since the Fund’s inception. Returns for Class A, C, N and W, which are not presented, will vary from the returns of Class I shares. The performance table compares the performance of the Fund’s Class I, Class A, Class C, Class N and Class W shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.grantparkstrategy.com or by calling 1-855-501-4758.

Class I Annual Total Return For Calendar Years Ended December 31

Best Quarter	Fourth Quarter 2013	3.66%
Worst Quarter	Third Quarter 2013	(4.27)%
The total return for Class I shares from January 1, 2014 to March 31, 2014 was (5.19)%.
Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Grant Park Managed Futures Strategy Fund		Label	One Year	Since Inception	Inception Date
Class I		Return before taxes	(3.62%)	(3.43%)	Mar. 04, 2011
Class I Return after taxes on distributions			(3.62%)	(3.43%)
Class I Return after taxes on distributions and sale of Fund shares			(2.05%)	(2.59%)
Class A		Return before taxes	(3.95%)	(3.70%)	Mar. 04, 2011
Class C		Return before taxes	(4.55%)	(4.38%)	Mar. 04, 2011
Class N		Return before taxes	(3.85%)	(3.66%)	Mar. 04, 2011
Class W		Return before taxes	(4.08%)	(3.92%)	Mar. 04, 2011
Barclays Capital U.S. Government /Corporate Long Bond Index	[1]		(8.66%)	(7.51%)
[1]	The Barclays Capital U.S. Government/Corporate Long Bond Index measures the performance of all medium and larger public issues of U.S. Treasury, agency, investment-grade corporate bonds with maturities longer than 10 years.

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns for Class A, C, N and W shares will vary from Class I shares.